Fees and Expenses - FullerThaler Behavioral Growth ETF	Jul. 24, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

The table below describes the fees and expenses that you may pay if you buy, sell or hold shares of the Fund (Shares). Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the Fund which are not reflected below.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses reflect estimated expenses of the Fund for its first fiscal year.
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.74%
Distribution and/or Service (12b-1) Fee	0.00%
Other Expenses(2)	0.61%
Total Annual Fund Operating Expenses	1.35%
Expense Reductions(3)	(0.56%)
Total Annual Fund Operating Expenses After Expense Reductions(3)	0.79%

(1)	Fuller & Thaler Asset Management, Inc. (“FullerThaler” or the “Adviser”) has agreed to contractually waive its management fee of 0.80% of the Fund so that the management fee of the Fund is 0.74% to be effective concurrently for the contractual period covered by the Expense Limitation Agreement of the Fund, which expense limitation expires on January 31, 2028. See Footnote (3) below.
(2)	Other Expenses reflect estimated expenses of the Fund for its first fiscal year.
(3)	FullerThaler has contractually agreed to waive its management fee and/or reimburse Fund expenses so that total annual fund operating expenses do not exceed 0.79% of the Fund’s average daily net assets through January 31, 2028. The expense limitation does not apply to (i) interest (other than custodial overdraft fees), (ii) taxes, (iii) brokerage fees and commissions, (iv) fees associated with a Fund’s participation in an alternative liquidity program, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales and (vii) indirect expenses such as acquired fund fees and expenses incurred by the Fund in any fiscal year. During any fiscal year that the Investment Advisory Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement shall terminate automatically upon the termination of the Advisory Agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of Fund Shares. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the expense waiver/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$81	$372	$686	$1,575

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is normally expected to be 80% - 120%. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.